Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Asset Activity [Abstract]
Beginning Balance	R$ 4,862	R$ 2,272	R$ 3,057
Ending Balance	4,736	4,862	2,272
Decrease from transfers to accounts receivable	(4,798)	(2,272)	(3,057)
Increase from changes based on work in progress	R$ 4,672	R$ 4,862	R$ 2,272